Note 4 - Debt Securities, Held to Maturity and Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Noncurrent Assets [Text Block]
4.
Debt Securities, Held to Maturity and Other Non-Current Assets:

In
2014,
Zim Integrated Services (“Zim”) agreed with its creditors, including vessel and container lenders, ship-owners, shipyards, unsecured lenders and bond holders, to restructure its debt. Based on this agreement, the Company received ZIM shares representing approximately
1.2%
of the outstanding ZIM shares immediately after the restructuring and
$8,229
aggregate principal amount of unsecured interest-bearing Zim notes maturing in
2023
consisting of
$1,452
of
3.0%
Series
1
Notes due
2023
amortizing subject to available cash flows in accordance with a corporate mechanism and
$6,777
of
5.0%
Series
2
Notes due
2023
non-amortizing (of the
5%
interest,
3%
is payable quarterly in cash and
2%
interest is accrued quarterly with deferred cash payment on maturity) in exchange for amounts owed by Zim to the Company under their charter agreements. The Company calculated the fair value of the instruments received from Zim based on the agreement discussed above, available information on Zim and other similar contracts with similar terms, maturities and interest rates, and recorded at fair value of
$676
in relation to the Series
1
Notes,
$3,567
in relation to the Series
2
Notes and
$7,802
in relation to its equity participation in Zim. The difference between the aggregate fair value of the debt and equity securities received from Zim and the then net carrying value of the amounts due from Zim of
$2,888
was written-off in
2014.

The Company accounts on a quarterly basis, for the unwinding of the interest on the Series
1
and Series
2
Notes, until the book value of the instruments equals their face value on maturity. During the year ended
December 31, 2020,
the Company recorded
$933
in relation to their unwinding (
$851
and
$779
for the years ended
December 31, 2019
and
2018,
respectively), which is included in “Interest income” in the consolidated statements of operations. The Company has classified such debt and equity securities under Debt securities, held to maturity, since it has no
intention to sell the securities in the near term. During the year ended
December 31, 2016,
the Company received
$46
capital redemption of the Series
1
Notes, reducing the principal to
$1,406.
The Series
1
and Series
2
Zim Notes are carried at amortized cost in the accompanying consolidated balance sheet as at
December 31, 2020 (
Note
19
(c)). These financial instruments are
not
measured at fair value on a recurring basis. The Company assessed the provisions of “ASC
326
Financial Instruments — Credit Losses” in relation to its Series
1
and Series
2
Notes securities and as a result calculated a Credit loss provision of
$543,
which is reflected as a cumulative effect adjustment to the consolidated statements of stockholders' equity upon adoption of the guidance at
January 1, 2020
and
$26,
which is included in Other, net in the
2020
consolidated statement of operations. As of
December 31, 2020,
the Zim debt securities, net, amounted to
$6,813
(
$6,723
as of
December 31, 2019).

The Zim equity securities are carried at cost less impairment. As of
December 31, 2016,
in accordance with the accounting guidance relating to loss in value of an investment that is other than a temporary decline, the Company recognized an impairment loss of
$4,000
on its investment in equity securities in Zim. The value of the investment in equity securities in Zim was based on management's best estimate of the realizable value of the investment and involved the use of internal inputs and assumptions (Level
3
inputs of the fair value hierarchy) which included management's consideration of the current freight market, its medium term prospects and the effects of the operational and commercial restructuring that Zim implemented in
2016.
No
dividends have been received from Zim since
July 16, 2014.
As of
December 31, 2020,
the Company qualitatively assessed for impairment its investment in equity securities in Zim and concluded that no
impairment should be recorded. As of
December 31, 2019,
and
2020,
the Zim equity securities amounted to
$
3,802
.